Loans receivable (Details Textuals)	12 Months Ended								12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 08, 2012 Capital Paradise Limited Top Favour Limited Unsecured Debt	Nov. 04, 2011 Capital Paradise Limited Top Favour Limited Unsecured Debt	Jul. 19, 2011 Capital Paradise Limited Top Favour Limited Unsecured Debt USD ($)	Jun. 15, 2011 Capital Paradise Limited Top Favour Limited Unsecured Debt USD ($)	Jun. 08, 2011 Capital Paradise Limited Top Favour Limited Unsecured Debt USD ($)	Aug. 31, 2011 Capital Paradise Limited Top Favour Limited Unsecured Debt USD ($)	Jun. 30, 2011 Qimin Jian Secured Debt	Apr. 19, 2011 Qimin Jian Secured Debt USD ($)	Apr. 19, 2011 Qimin Jian Secured Debt CNY	Jun. 30, 2011 Chong Chen Secured Debt	Jun. 21, 2011 Chong Chen Secured Debt USD ($)	Jun. 21, 2011 Chong Chen Secured Debt CNY	Feb. 20, 2012 Pingdingshan Hongyuan Energy Science And Technology Development Co Ltd Unsecured Debt USD ($)	Feb. 20, 2012 Pingdingshan Hongyuan Energy Science And Technology Development Co Ltd Unsecured Debt CNY	Sep. 19, 2011 Pingdingshan Hongyuan Energy Science And Technology Development Co Ltd Unsecured Debt USD ($)	Sep. 19, 2011 Pingdingshan Hongyuan Energy Science And Technology Development Co Ltd Unsecured Debt CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable							$ 10,044,200	$ 801,000		$ 2,165,800	14,000,000		$ 4,641,000	30,000,000	$ 950,400	6,000,000	$ 1,094,800	7,000,000
Annual interest rate on loans receivable			7.00%	7.00%			9.45%		24.00%	10.80%	10.80%	24.00%	10.80%	10.80%	3.50%	3.50%	6.00%	6.00%
Proceeds from loans receivable					1,859,053	86,610
Write off other receivables representing interest on the loans to Mr. Qimin Jian and Mr. Chong Chen	353,561
Interest income from loans receivable	$ 1,370,939	$ 60,097